Exhibit 99.2

3097 Satellite Blvd., Ste. 230, Duluth, GA 30096

770.497.9100

March 10, 2026

STAR 2026-SFR7 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE: STAR 2026-SFR7 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XII U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page | 1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 576 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC

By: /s/Jim Duggan________________________
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I

Client Code	HOA Status
q23085	APPARENT NON-HOA PROPERTY
q23525	APPARENT NON-HOA PROPERTY
q23559	APPARENT NON-HOA PROPERTY
q23614	APPARENT NON-HOA PROPERTY
q23645	APPARENT NON-HOA PROPERTY
q23672	APPARENT NON-HOA PROPERTY
q23685	APPARENT NON-HOA PROPERTY
q23743	APPARENT NON-HOA PROPERTY
q23782	APPARENT NON-HOA PROPERTY
q23791	APPARENT NON-HOA PROPERTY
q23798	APPARENT NON-HOA PROPERTY
q23806	APPARENT NON-HOA PROPERTY
q23821	APPARENT NON-HOA PROPERTY
q23840	APPARENT NON-HOA PROPERTY
q23869	APPARENT NON-HOA PROPERTY
q23878	APPARENT NON-HOA PROPERTY
q23891	APPARENT NON-HOA PROPERTY
q23912	APPARENT NON-HOA PROPERTY
q23931	APPARENT NON-HOA PROPERTY
q23937	APPARENT NON-HOA PROPERTY
q23945	APPARENT NON-HOA PROPERTY
q23949	APPARENT NON-HOA PROPERTY
q23957	APPARENT NON-HOA PROPERTY
q23968	APPARENT NON-HOA PROPERTY
q23969	APPARENT NON-HOA PROPERTY
q23979	APPARENT NON-HOA PROPERTY
q24093	APPARENT NON-HOA PROPERTY
q24341	APPARENT NON-HOA PROPERTY
q24392	APPARENT NON-HOA PROPERTY
q24400	APPARENT NON-HOA PROPERTY
q24403a	APPARENT NON-HOA PROPERTY
q24403b	APPARENT NON-HOA PROPERTY
q24422	APPARENT NON-HOA PROPERTY
q24439	APPARENT NON-HOA PROPERTY
q24440	APPARENT NON-HOA PROPERTY
q24447	APPARENT NON-HOA PROPERTY
q24453	APPARENT NON-HOA PROPERTY
Page | 6

q24457	APPARENT NON-HOA PROPERTY
q24513	APPARENT NON-HOA PROPERTY
q24579	APPARENT NON-HOA PROPERTY
q24586	APPARENT NON-HOA PROPERTY
q24594	APPARENT NON-HOA PROPERTY
q24598	APPARENT NON-HOA PROPERTY
q24612	APPARENT NON-HOA PROPERTY
q24613	APPARENT NON-HOA PROPERTY
q24614	APPARENT NON-HOA PROPERTY
q24620	APPARENT NON-HOA PROPERTY
q24622	APPARENT NON-HOA PROPERTY
q24632	APPARENT NON-HOA PROPERTY
q24643	APPARENT NON-HOA PROPERTY
q24649	APPARENT NON-HOA PROPERTY
q24660	APPARENT NON-HOA PROPERTY
q24678	APPARENT NON-HOA PROPERTY
q24682	APPARENT NON-HOA PROPERTY
q24908	APPARENT NON-HOA PROPERTY
q25013	APPARENT NON-HOA PROPERTY
q25024	APPARENT NON-HOA PROPERTY
q25027	APPARENT NON-HOA PROPERTY
q25033	APPARENT NON-HOA PROPERTY
q25043	APPARENT NON-HOA PROPERTY
q25044	APPARENT NON-HOA PROPERTY
q25059	APPARENT NON-HOA PROPERTY
q25063	APPARENT NON-HOA PROPERTY
q25075	APPARENT NON-HOA PROPERTY
q25084	APPARENT NON-HOA PROPERTY
q25983	APPARENT NON-HOA PROPERTY
q25988	APPARENT NON-HOA PROPERTY
q26022	APPARENT NON-HOA PROPERTY
q26027	APPARENT NON-HOA PROPERTY
q26028	APPARENT NON-HOA PROPERTY
q26030	APPARENT NON-HOA PROPERTY
q26046	APPARENT NON-HOA PROPERTY
q26050	APPARENT NON-HOA PROPERTY
q26052	APPARENT NON-HOA PROPERTY
q26068	APPARENT NON-HOA PROPERTY
q26073	APPARENT NON-HOA PROPERTY
q26087	APPARENT NON-HOA PROPERTY
q26088	APPARENT NON-HOA PROPERTY
Page | 7

q26090	APPARENT NON-HOA PROPERTY
q26105	APPARENT NON-HOA PROPERTY
q26137	APPARENT NON-HOA PROPERTY
q26145	APPARENT NON-HOA PROPERTY
q26163	APPARENT NON-HOA PROPERTY
q26164	APPARENT NON-HOA PROPERTY
q26168	APPARENT NON-HOA PROPERTY
q26183	APPARENT NON-HOA PROPERTY
q26191	APPARENT NON-HOA PROPERTY
q26193	APPARENT NON-HOA PROPERTY
q26195	APPARENT NON-HOA PROPERTY
q26207	APPARENT NON-HOA PROPERTY
q26214	APPARENT NON-HOA PROPERTY
q26216	APPARENT NON-HOA PROPERTY
q26217	APPARENT NON-HOA PROPERTY
q26224	APPARENT NON-HOA PROPERTY
q26225	APPARENT NON-HOA PROPERTY
q26226	APPARENT NON-HOA PROPERTY
q26227	APPARENT NON-HOA PROPERTY
q26230	APPARENT NON-HOA PROPERTY
q26242	APPARENT NON-HOA PROPERTY
q26248	APPARENT NON-HOA PROPERTY
q26250	APPARENT NON-HOA PROPERTY
q26262	APPARENT NON-HOA PROPERTY
q26266	APPARENT NON-HOA PROPERTY
q26268	APPARENT NON-HOA PROPERTY
q26290	APPARENT NON-HOA PROPERTY
q26291	APPARENT NON-HOA PROPERTY
q26292	APPARENT NON-HOA PROPERTY
q26322	APPARENT NON-HOA PROPERTY
q26324	APPARENT NON-HOA PROPERTY
q26332	APPARENT NON-HOA PROPERTY
q26335	APPARENT NON-HOA PROPERTY
q26336	APPARENT NON-HOA PROPERTY
q26339	APPARENT NON-HOA PROPERTY
q26355	APPARENT NON-HOA PROPERTY
q26362	APPARENT NON-HOA PROPERTY
q26364	APPARENT NON-HOA PROPERTY
q26371	APPARENT NON-HOA PROPERTY
q26379	APPARENT NON-HOA PROPERTY
q26385	APPARENT NON-HOA PROPERTY
Page | 8

q28654	APPARENT NON-HOA PROPERTY
q28656	APPARENT NON-HOA PROPERTY
q28658	APPARENT NON-HOA PROPERTY
q28670	APPARENT NON-HOA PROPERTY
q28677	APPARENT NON-HOA PROPERTY
q28683	APPARENT NON-HOA PROPERTY
q28686	APPARENT NON-HOA PROPERTY
q28691	APPARENT NON-HOA PROPERTY
q28692	APPARENT NON-HOA PROPERTY
q28700	APPARENT NON-HOA PROPERTY
q28705	APPARENT NON-HOA PROPERTY
q28709	APPARENT NON-HOA PROPERTY
q28710	APPARENT NON-HOA PROPERTY
q28714	APPARENT NON-HOA PROPERTY
q28724	APPARENT NON-HOA PROPERTY
q28729	APPARENT NON-HOA PROPERTY
q28753	APPARENT NON-HOA PROPERTY
q28769	APPARENT NON-HOA PROPERTY
q28852	APPARENT NON-HOA PROPERTY
q28878	APPARENT NON-HOA PROPERTY
q28881	APPARENT NON-HOA PROPERTY
q28886	APPARENT NON-HOA PROPERTY
q28887	APPARENT NON-HOA PROPERTY
q28893	APPARENT NON-HOA PROPERTY
q28895	APPARENT NON-HOA PROPERTY
q28902	APPARENT NON-HOA PROPERTY
q28909	APPARENT NON-HOA PROPERTY
q28920	APPARENT NON-HOA PROPERTY
q28925	APPARENT NON-HOA PROPERTY
q28934	APPARENT NON-HOA PROPERTY
q28964	APPARENT NON-HOA PROPERTY
q30086	APPARENT NON-HOA PROPERTY
q30112	APPARENT NON-HOA PROPERTY
q30113	APPARENT NON-HOA PROPERTY
q30120	APPARENT NON-HOA PROPERTY
q30139	APPARENT NON-HOA PROPERTY
q30164	APPARENT NON-HOA PROPERTY
q30171	APPARENT NON-HOA PROPERTY
q30177	APPARENT NON-HOA PROPERTY
q30178	APPARENT NON-HOA PROPERTY
q30180	APPARENT NON-HOA PROPERTY
Page | 9

q30181	APPARENT NON-HOA PROPERTY
q30182	APPARENT NON-HOA PROPERTY
q30184	APPARENT NON-HOA PROPERTY
q30188	APPARENT NON-HOA PROPERTY
q30189	APPARENT NON-HOA PROPERTY
q30190	APPARENT NON-HOA PROPERTY
q30191	APPARENT NON-HOA PROPERTY
q30193	APPARENT NON-HOA PROPERTY
q30196	APPARENT NON-HOA PROPERTY
q30229	APPARENT NON-HOA PROPERTY
q30263	APPARENT NON-HOA PROPERTY
q30275	APPARENT NON-HOA PROPERTY
q30276	APPARENT NON-HOA PROPERTY
q30299	APPARENT NON-HOA PROPERTY
q30309	APPARENT NON-HOA PROPERTY
q30317	APPARENT NON-HOA PROPERTY
q30326	APPARENT NON-HOA PROPERTY
q30398	APPARENT NON-HOA PROPERTY
q30407	APPARENT NON-HOA PROPERTY
q30427	APPARENT NON-HOA PROPERTY
q30428	APPARENT NON-HOA PROPERTY
q30429	APPARENT NON-HOA PROPERTY
q30446	APPARENT NON-HOA PROPERTY
q30451	APPARENT NON-HOA PROPERTY
q30458	APPARENT NON-HOA PROPERTY
q30461	APPARENT NON-HOA PROPERTY
q30469	APPARENT NON-HOA PROPERTY
q30470	APPARENT NON-HOA PROPERTY
q30478	APPARENT NON-HOA PROPERTY
q30480	APPARENT NON-HOA PROPERTY
q30527	APPARENT NON-HOA PROPERTY
q30576	APPARENT NON-HOA PROPERTY
q30596	APPARENT NON-HOA PROPERTY
q30598	APPARENT NON-HOA PROPERTY
q30623	APPARENT NON-HOA PROPERTY
q30627	APPARENT NON-HOA PROPERTY
q30669	APPARENT NON-HOA PROPERTY
q30699	APPARENT NON-HOA PROPERTY
q30713	APPARENT NON-HOA PROPERTY
q30719	APPARENT NON-HOA PROPERTY
q30724	APPARENT NON-HOA PROPERTY
Page | 10

q30741	APPARENT NON-HOA PROPERTY
q30749	APPARENT NON-HOA PROPERTY
q30777	APPARENT NON-HOA PROPERTY
q30778	APPARENT NON-HOA PROPERTY
q30795	APPARENT NON-HOA PROPERTY
q30797	APPARENT NON-HOA PROPERTY
q30798	APPARENT NON-HOA PROPERTY
q30811	APPARENT NON-HOA PROPERTY
q30822	APPARENT NON-HOA PROPERTY
q30829	APPARENT NON-HOA PROPERTY
q30850	APPARENT NON-HOA PROPERTY
q30860	APPARENT NON-HOA PROPERTY
q30866	APPARENT NON-HOA PROPERTY
q30897	APPARENT NON-HOA PROPERTY
q30961	APPARENT NON-HOA PROPERTY
q30973	APPARENT NON-HOA PROPERTY
q30979	APPARENT NON-HOA PROPERTY
q30981	APPARENT NON-HOA PROPERTY
q30987	APPARENT NON-HOA PROPERTY
q31052	APPARENT NON-HOA PROPERTY
q31054	APPARENT NON-HOA PROPERTY
q31060	APPARENT NON-HOA PROPERTY
q31065	APPARENT NON-HOA PROPERTY
q31104	APPARENT NON-HOA PROPERTY
q31120	APPARENT NON-HOA PROPERTY
q31179	APPARENT NON-HOA PROPERTY
q31188	APPARENT NON-HOA PROPERTY
q31768	APPARENT NON-HOA PROPERTY
q31774	APPARENT NON-HOA PROPERTY
q31776	APPARENT NON-HOA PROPERTY
q31791	APPARENT NON-HOA PROPERTY
q31792	APPARENT NON-HOA PROPERTY
q31832	APPARENT NON-HOA PROPERTY
q31848	APPARENT NON-HOA PROPERTY
q31866	APPARENT NON-HOA PROPERTY
q31883	APPARENT NON-HOA PROPERTY
q31953	APPARENT NON-HOA PROPERTY
q31955	APPARENT NON-HOA PROPERTY
q31966	APPARENT NON-HOA PROPERTY
q31969	APPARENT NON-HOA PROPERTY
q31981	APPARENT NON-HOA PROPERTY
Page | 11

q32008	APPARENT NON-HOA PROPERTY
q32021	APPARENT NON-HOA PROPERTY
q32079	APPARENT NON-HOA PROPERTY
q32194	APPARENT NON-HOA PROPERTY
q32221	APPARENT NON-HOA PROPERTY
q32257	APPARENT NON-HOA PROPERTY
q32260	APPARENT NON-HOA PROPERTY
q32303	APPARENT NON-HOA PROPERTY
q32338	APPARENT NON-HOA PROPERTY
q32340	APPARENT NON-HOA PROPERTY
q32366	APPARENT NON-HOA PROPERTY
q32387	APPARENT NON-HOA PROPERTY
q32420	APPARENT NON-HOA PROPERTY
q33007	APPARENT NON-HOA PROPERTY
q33036	APPARENT NON-HOA PROPERTY
q33596	APPARENT NON-HOA PROPERTY
q33682	APPARENT NON-HOA PROPERTY
q33709	APPARENT NON-HOA PROPERTY
q33752	APPARENT NON-HOA PROPERTY
q33918	APPARENT NON-HOA PROPERTY
JA02101	APPARENT NON-HOA PROPERTY
JA02206	APPARENT NON-HOA PROPERTY
JA02252	APPARENT NON-HOA PROPERTY
JA02331	APPARENT NON-HOA PROPERTY
JA02347	APPARENT NON-HOA PROPERTY
JA02611	APPARENT NON-HOA PROPERTY
MC02073	APPARENT NON-HOA PROPERTY
MC02105	APPARENT NON-HOA PROPERTY
MC02138	APPARENT NON-HOA PROPERTY
MC02139	APPARENT NON-HOA PROPERTY
MC02165	APPARENT NON-HOA PROPERTY
MC02193	APPARENT NON-HOA PROPERTY
MC02195	APPARENT NON-HOA PROPERTY
MC02264	APPARENT NON-HOA PROPERTY
MC02330	APPARENT NON-HOA PROPERTY
MC02337	APPARENT NON-HOA PROPERTY
MC02394	APPARENT NON-HOA PROPERTY
MC02408	APPARENT NON-HOA PROPERTY
MC02564	APPARENT NON-HOA PROPERTY
MC02788	APPARENT NON-HOA PROPERTY
MC02816	APPARENT NON-HOA PROPERTY
Page | 12

MC02896	APPARENT NON-HOA PROPERTY
MC03099	APPARENT NON-HOA PROPERTY
MC03247	APPARENT NON-HOA PROPERTY
MC03264	APPARENT NON-HOA PROPERTY
MC03444	APPARENT NON-HOA PROPERTY
TP02182	APPARENT NON-HOA PROPERTY
TP02356	APPARENT NON-HOA PROPERTY
TP02377	APPARENT NON-HOA PROPERTY
TP02426	APPARENT NON-HOA PROPERTY
TP02443	APPARENT NON-HOA PROPERTY
TP02571	APPARENT NON-HOA PROPERTY
TP02794	APPARENT NON-HOA PROPERTY
TP02817	APPARENT NON-HOA PROPERTY
TP02932	APPARENT NON-HOA PROPERTY
TP02990	APPARENT NON-HOA PROPERTY
TP03149	APPARENT NON-HOA PROPERTY
TP03150	APPARENT NON-HOA PROPERTY
TP03624	APPARENT NON-HOA PROPERTY
T02032	APPARENT NON-HOA PROPERTY
T02051	APPARENT NON-HOA PROPERTY
T02058	APPARENT NON-HOA PROPERTY
T02098	APPARENT NON-HOA PROPERTY
T02103	APPARENT NON-HOA PROPERTY
T02111	APPARENT NON-HOA PROPERTY
T02121	APPARENT NON-HOA PROPERTY
T02130	APPARENT NON-HOA PROPERTY
T02131	APPARENT NON-HOA PROPERTY
T02132	APPARENT NON-HOA PROPERTY
T02153	APPARENT NON-HOA PROPERTY
T02167	APPARENT NON-HOA PROPERTY
T02176	APPARENT NON-HOA PROPERTY
T02179	APPARENT NON-HOA PROPERTY
T02181	APPARENT NON-HOA PROPERTY
T02192	APPARENT NON-HOA PROPERTY
T02208	APPARENT NON-HOA PROPERTY
T02211	APPARENT NON-HOA PROPERTY
T02231	APPARENT NON-HOA PROPERTY
T02240	APPARENT NON-HOA PROPERTY
T02243	APPARENT NON-HOA PROPERTY
T02254	APPARENT NON-HOA PROPERTY
T02258	APPARENT NON-HOA PROPERTY
Page | 13

T02270	APPARENT NON-HOA PROPERTY
T02278	APPARENT NON-HOA PROPERTY
T02292	APPARENT NON-HOA PROPERTY
T02298	APPARENT NON-HOA PROPERTY
T02299	APPARENT NON-HOA PROPERTY
T02304	APPARENT NON-HOA PROPERTY
T02318	APPARENT NON-HOA PROPERTY
T02319	APPARENT NON-HOA PROPERTY
T02324	APPARENT NON-HOA PROPERTY
T02334	APPARENT NON-HOA PROPERTY
T02338	APPARENT NON-HOA PROPERTY
T02339	APPARENT NON-HOA PROPERTY
T02358	APPARENT NON-HOA PROPERTY
T02361	APPARENT NON-HOA PROPERTY
T02364	APPARENT NON-HOA PROPERTY
T02373	APPARENT NON-HOA PROPERTY
T02402	APPARENT NON-HOA PROPERTY
T02406	APPARENT NON-HOA PROPERTY
T02410	APPARENT NON-HOA PROPERTY
T02416	APPARENT NON-HOA PROPERTY
T02423	APPARENT NON-HOA PROPERTY
T02429	APPARENT NON-HOA PROPERTY
T02432	APPARENT NON-HOA PROPERTY
T02453	APPARENT NON-HOA PROPERTY
T02476	APPARENT NON-HOA PROPERTY
T02487	APPARENT NON-HOA PROPERTY
T02493	APPARENT NON-HOA PROPERTY
T02494	APPARENT NON-HOA PROPERTY
T02565	APPARENT NON-HOA PROPERTY
T02575	APPARENT NON-HOA PROPERTY
T02600	APPARENT NON-HOA PROPERTY
T02625	APPARENT NON-HOA PROPERTY
T02643	APPARENT NON-HOA PROPERTY
T02681	APPARENT NON-HOA PROPERTY
T02696	APPARENT NON-HOA PROPERTY
T02705	APPARENT NON-HOA PROPERTY
T02728	APPARENT NON-HOA PROPERTY
T02731	APPARENT NON-HOA PROPERTY
T02732	APPARENT NON-HOA PROPERTY
T02733	APPARENT NON-HOA PROPERTY
T02755	APPARENT NON-HOA PROPERTY
Page | 14

T02757	APPARENT NON-HOA PROPERTY
T02758	APPARENT NON-HOA PROPERTY
T02762	APPARENT NON-HOA PROPERTY
T02767	APPARENT NON-HOA PROPERTY
T02768	APPARENT NON-HOA PROPERTY
T02769	APPARENT NON-HOA PROPERTY
T02800	APPARENT NON-HOA PROPERTY
T02801	APPARENT NON-HOA PROPERTY
T02836	APPARENT NON-HOA PROPERTY
T02843	APPARENT NON-HOA PROPERTY
T02851	APPARENT NON-HOA PROPERTY
T02867	APPARENT NON-HOA PROPERTY
T02874	APPARENT NON-HOA PROPERTY
T03140	APPARENT NON-HOA PROPERTY
T03174	APPARENT NON-HOA PROPERTY
T03359	APPARENT NON-HOA PROPERTY
T03376	APPARENT NON-HOA PROPERTY
T03392	APPARENT NON-HOA PROPERTY
T03394	APPARENT NON-HOA PROPERTY
T03542	APPARENT NON-HOA PROPERTY
T03672	APPARENT NON-HOA PROPERTY
T04221	APPARENT NON-HOA PROPERTY
T04885	APPARENT NON-HOA PROPERTY
T05048	APPARENT NON-HOA PROPERTY
T05132	APPARENT NON-HOA PROPERTY
CL02187	APPARENT NON-HOA PROPERTY
CL02332	APPARENT NON-HOA PROPERTY
CL02497	APPARENT NON-HOA PROPERTY
CL02621	APPARENT NON-HOA PROPERTY
CL02685	APPARENT NON-HOA PROPERTY
CL02819	APPARENT NON-HOA PROPERTY
CL03166	APPARENT NON-HOA PROPERTY
CL03169	APPARENT NON-HOA PROPERTY
CL03326	APPARENT NON-HOA PROPERTY
RD02118	APPARENT NON-HOA PROPERTY
RD03251	APPARENT NON-HOA PROPERTY
q30348	APPARENT NON-HOA PROPERTY
q30357	APPARENT NON-HOA PROPERTY
q30362	APPARENT NON-HOA PROPERTY
q30366	APPARENT NON-HOA PROPERTY
q30368	APPARENT NON-HOA PROPERTY
Page | 15

q30373	APPARENT NON-HOA PROPERTY
q30405	APPARENT NON-HOA PROPERTY
q30511	APPARENT NON-HOA PROPERTY
q30624	APPARENT NON-HOA PROPERTY
q30733	APPARENT NON-HOA PROPERTY
q30767	APPARENT NON-HOA PROPERTY
q30824	APPARENT NON-HOA PROPERTY
q30910	APPARENT NON-HOA PROPERTY
q30988	APPARENT NON-HOA PROPERTY
q30989	APPARENT NON-HOA PROPERTY
q31061	APPARENT NON-HOA PROPERTY
q31087	APPARENT NON-HOA PROPERTY
q31750	APPARENT NON-HOA PROPERTY
q31859	APPARENT NON-HOA PROPERTY
q31888	APPARENT NON-HOA PROPERTY
q31954	APPARENT NON-HOA PROPERTY
q32517	APPARENT NON-HOA PROPERTY
q33780	APPARENT NON-HOA PROPERTY
q33790	APPARENT NON-HOA PROPERTY
q33993	APPARENT NON-HOA PROPERTY
q38644	APPARENT NON-HOA PROPERTY
q23209	APPARENT NON-HOA PROPERTY
q25981	APPARENT NON-HOA PROPERTY
q25999	APPARENT NON-HOA PROPERTY
q26234	APPARENT NON-HOA PROPERTY
q28916	APPARENT NON-HOA PROPERTY
q30337	APPARENT NON-HOA PROPERTY
q30417	APPARENT NON-HOA PROPERTY
q30520	APPARENT NON-HOA PROPERTY
q30602	APPARENT NON-HOA PROPERTY
q30603	APPARENT NON-HOA PROPERTY
q30670	APPARENT NON-HOA PROPERTY
q30743	APPARENT NON-HOA PROPERTY
q30745	APPARENT NON-HOA PROPERTY
q30875	APPARENT NON-HOA PROPERTY
q30954	APPARENT NON-HOA PROPERTY
q31200	APPARENT NON-HOA PROPERTY
q31206	APPARENT NON-HOA PROPERTY
q31783	APPARENT NON-HOA PROPERTY
q31982	APPARENT NON-HOA PROPERTY
q32157	APPARENT NON-HOA PROPERTY
Page | 16

q32186	APPARENT NON-HOA PROPERTY
q32198	APPARENT NON-HOA PROPERTY
q32232	APPARENT NON-HOA PROPERTY
q32233	APPARENT NON-HOA PROPERTY
q32335	APPARENT NON-HOA PROPERTY
q32381	APPARENT NON-HOA PROPERTY
q32425	APPARENT NON-HOA PROPERTY
q32427	APPARENT NON-HOA PROPERTY
q32446	APPARENT NON-HOA PROPERTY
q32460	APPARENT NON-HOA PROPERTY
q32548	APPARENT NON-HOA PROPERTY
q32988	APPARENT NON-HOA PROPERTY
q32992	APPARENT NON-HOA PROPERTY
q33017	APPARENT NON-HOA PROPERTY
q33033	APPARENT NON-HOA PROPERTY
q33045	APPARENT NON-HOA PROPERTY
q33073	APPARENT NON-HOA PROPERTY
q33107	APPARENT NON-HOA PROPERTY
q33159	APPARENT NON-HOA PROPERTY
q33171	APPARENT NON-HOA PROPERTY
q33821	APPARENT NON-HOA PROPERTY
q33824	APPARENT NON-HOA PROPERTY
q33907	APPARENT NON-HOA PROPERTY
q34079	APPARENT NON-HOA PROPERTY
q34213	APPARENT NON-HOA PROPERTY
q34255	APPARENT NON-HOA PROPERTY
NA02741	APPARENT NON-HOA PROPERTY
NA02924	APPARENT NON-HOA PROPERTY
NA03678	APPARENT NON-HOA PROPERTY
q23653	APPARENT NON-HOA PROPERTY
q23848	APPARENT NON-HOA PROPERTY
q23850	APPARENT NON-HOA PROPERTY
q23910	APPARENT NON-HOA PROPERTY
q23936	APPARENT NON-HOA PROPERTY
q24340	APPARENT NON-HOA PROPERTY
q24421	APPARENT NON-HOA PROPERTY
q24428	APPARENT NON-HOA PROPERTY
q25077	APPARENT NON-HOA PROPERTY
q26202a	APPARENT NON-HOA PROPERTY
q26202b	APPARENT NON-HOA PROPERTY
q26219	APPARENT NON-HOA PROPERTY
Page | 17

q26245	APPARENT NON-HOA PROPERTY
q26321	APPARENT NON-HOA PROPERTY
q26327	APPARENT NON-HOA PROPERTY
q30099	APPARENT NON-HOA PROPERTY
q30138	APPARENT NON-HOA PROPERTY
q30225	APPARENT NON-HOA PROPERTY
q30401	APPARENT NON-HOA PROPERTY
q30422	APPARENT NON-HOA PROPERTY
q30475	APPARENT NON-HOA PROPERTY
q30591	APPARENT NON-HOA PROPERTY
q30605	APPARENT NON-HOA PROPERTY
q30677	APPARENT NON-HOA PROPERTY
q30752	APPARENT NON-HOA PROPERTY
q30805	APPARENT NON-HOA PROPERTY
q30864	APPARENT NON-HOA PROPERTY
q30957	APPARENT NON-HOA PROPERTY
q31057	APPARENT NON-HOA PROPERTY
q31080	APPARENT NON-HOA PROPERTY
q31151	APPARENT NON-HOA PROPERTY
q31157	APPARENT NON-HOA PROPERTY
q31184	APPARENT NON-HOA PROPERTY
q31778	APPARENT NON-HOA PROPERTY
q31844	APPARENT NON-HOA PROPERTY
q31864	APPARENT NON-HOA PROPERTY
q31961	APPARENT NON-HOA PROPERTY
q32102	APPARENT NON-HOA PROPERTY
q32141	APPARENT NON-HOA PROPERTY
q32165	APPARENT NON-HOA PROPERTY
q32172	APPARENT NON-HOA PROPERTY
q32210	APPARENT NON-HOA PROPERTY
q32214	APPARENT NON-HOA PROPERTY
q32246	APPARENT NON-HOA PROPERTY
q32264	APPARENT NON-HOA PROPERTY
q32281	APPARENT NON-HOA PROPERTY
q32321	APPARENT NON-HOA PROPERTY
q32339	APPARENT NON-HOA PROPERTY
q32346	APPARENT NON-HOA PROPERTY
q32350	APPARENT NON-HOA PROPERTY
q32407	APPARENT NON-HOA PROPERTY
q32408	APPARENT NON-HOA PROPERTY
q32412	APPARENT NON-HOA PROPERTY
Page | 18

q32417	APPARENT NON-HOA PROPERTY
q32429	APPARENT NON-HOA PROPERTY
q32447	APPARENT NON-HOA PROPERTY
q32454	APPARENT NON-HOA PROPERTY
q32471	APPARENT NON-HOA PROPERTY
q32515	APPARENT NON-HOA PROPERTY
q32521a	APPARENT NON-HOA PROPERTY
q33020	APPARENT NON-HOA PROPERTY
q33039	APPARENT NON-HOA PROPERTY
q33077	APPARENT NON-HOA PROPERTY
q33085	APPARENT NON-HOA PROPERTY
q33088	APPARENT NON-HOA PROPERTY
q33091	APPARENT NON-HOA PROPERTY
q33114	APPARENT NON-HOA PROPERTY
q33135	APPARENT NON-HOA PROPERTY
q33136	APPARENT NON-HOA PROPERTY
q33152	APPARENT NON-HOA PROPERTY
q33181	APPARENT NON-HOA PROPERTY
q33184	APPARENT NON-HOA PROPERTY
q33193	APPARENT NON-HOA PROPERTY
q33207	APPARENT NON-HOA PROPERTY
q33374	APPARENT NON-HOA PROPERTY
q33569	APPARENT NON-HOA PROPERTY
q33572	APPARENT NON-HOA PROPERTY
q33574	APPARENT NON-HOA PROPERTY
q33706	APPARENT NON-HOA PROPERTY
q33805	APPARENT NON-HOA PROPERTY
q33927	APPARENT NON-HOA PROPERTY
q34164	APPARENT NON-HOA PROPERTY
q34168	APPARENT NON-HOA PROPERTY
q34295	APPARENT NON-HOA PROPERTY
q34298	APPARENT NON-HOA PROPERTY
q34387	APPARENT NON-HOA PROPERTY
q34477	APPARENT NON-HOA PROPERTY
q34566	APPARENT NON-HOA PROPERTY
q36853	APPARENT NON-HOA PROPERTY
q36863	APPARENT NON-HOA PROPERTY
q30360	APPARENT NON-HOA PROPERTY
q30424	APPARENT NON-HOA PROPERTY
q30584	APPARENT NON-HOA PROPERTY
q31744	APPARENT NON-HOA PROPERTY

Page | 19

q31819	APPARENT NON-HOA PROPERTY
q31959	APPARENT NON-HOA PROPERTY
q32177	APPARENT NON-HOA PROPERTY
q34038	APPARENT NON-HOA PROPERTY
q32025	APPARENT NON-HOA PROPERTY
q32130	APPARENT NON-HOA PROPERTY

Page | 20